INCOME TAXES - Schedule of Reconciliation of Income Tax Expense from (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ (59,777)	$ 530,422	$ 580,454
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax (credit) expense at Macau Complementary Tax rate	$ (7,173)	$ 63,651	$ 69,654
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	5,590
Effect of different tax rates of subsidiaries operating in other jurisdictions	(37,422)	(25,416)	(9,642)
(Over) under provision in prior years	(442)	158	(411)
Effect of income for which no income tax expense is payable	(1,850)	(2,272)	(395)
Effect of expenses for which no income tax benefit is receivable	18,824	12,441	26,557
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(64,437)	(109,189)	(125,702)
Losses that cannot be carried forward	979	0	0
Change in valuation allowance	89,757	60,868	36,790
Total income tax expense	$ 1,031	$ 3,036	$ 2,441